Convertible Debentures - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Conversion [Line Items]
Repayment of outstanding debentures	228,456
Repayment of accrued and unpaid interest	5,445